Related Party Transactions (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Line Items]
Repaid amount		$ 30,389	$ 5,730
Advance received	$ 788,026